Goodwill And Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The carrying amounts of goodwill at December 31, 2017 and December 31, 2016 are net of the following accumulated impairments:

	Accumulated Impairment
	U.S. Generic Pharmaceuticals	U.S. Branded Pharmaceuticals	International Pharmaceuticals	Total
Accumulated impairment losses as of December 31, 2016	$2,342,549	$675,380	$408,280	$3,426,209
Accumulated impairment losses as of December 31, 2017 (1)	$2,342,549	$855,810	$463,545	$3,661,904
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(1)	During the year ended December 31, 2017, we sold our Litha and Somar businesses. Accordingly, we removed $84.1 million of accumulated impairments from the International Pharmaceuticals segment.
Changes in the carrying amount of our goodwill for the years ended December 31, 2017 and 2016 were as follows (in thousands):

	Carrying Amount
	U.S. Generic Pharmaceuticals	U.S. Branded Pharmaceuticals	International Pharmaceuticals	Total
Goodwill as of December 31, 2015	$5,789,934	$1,002,776	$506,644	$7,299,354
Measurement period adjustments	83,916	8,352	1,366	93,634
Effect of currency translation on gross balance	—	—	3,336	3,336
Effect of currency translation on accumulated impairment	—	—	9,421	9,421
Goodwill impairment charges	(2,342,549)	(1,880)	(331,921)	(2,676,350)
Goodwill as of December 31, 2016	$3,531,301	$1,009,248	$188,846	$4,729,395
Effect of currency translation on gross balance	—	—	40,454	40,454
Effect of currency translation on accumulated impairment	—	—	(31,023)	(31,023)
Goodwill impairment charges	—	(180,430)	(108,314)	(288,744)
Goodwill as of December 31, 2017	$3,531,301	$828,818	$89,963	$4,450,082

Schedule of other intangible assets
As such, this table excludes asset impairment charges of $9.6 million related to our Litha business, assets derecognized upon the divestitures of Litha, Somar and BELBUCA™ with a combined carrying amount of $26.4 million and net increases resulting from currency translation of $1.5 million related to our Litha and Somar businesses.

Cost basis:	Balance as of December 31, 2016	Acquisitions	Impairments (1)	Other (1) (2)	Effect of Currency Translation (1)	Balance as of December 31, 2017
Indefinite-lived intangibles:
In-process research and development	$1,123,581	$—	$(334,490)	$(442,100)	$209	$347,200
Total indefinite-lived intangibles	$1,123,581	$—	$(334,490)	$(442,100)	$209	$347,200
Finite-lived intangibles:
Licenses (weighted average life of 12 years)	$465,720	$—	$(8,178)	$(140)	$—	$457,402
Tradenames	7,345	—	(808)	(262)	134	6,409
Developed technology (weighted average life of 11 years)	6,223,004	—	(446,835)	378,811	32,784	6,187,764
Total finite-lived intangibles (weighted average life of 11 years)	$6,696,069	$—	$(455,821)	$378,409	$32,918	$6,651,575
Total other intangibles	$7,819,650	$—	$(790,311)	$(63,691)	$33,127	$6,998,775

Accumulated amortization:	Balance as of December 31, 2016	Amortization	Impairments	Other (2)	Effect of Currency Translation	Balance as of December 31, 2017
Finite-lived intangibles:
Licenses	$(341,600)	$(28,761)	$—	$140	$—	$(370,221)
Tradenames	(6,599)	(42)	—	262	(30)	(6,409)
Developed technology	(1,612,154)	(744,963)	—	63,289	(10,633)	(2,304,461)
Total other intangibles	$(1,960,353)	$(773,766)	$—	$63,691	$(10,663)	$(2,681,091)
Net other intangibles	$5,859,297					$4,317,684
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(1)	Additional information on the changes in the total gross carrying amount of our other intangible assets is presented below (in thousands):

Gross Carrying Amount
December 31, 2016	$7,819,650
Impairment of certain U.S. Branded Pharmaceuticals intangible assets	(76,674)
Impairment of certain U.S. Generic Pharmaceuticals intangible assets	(577,923)
Impairment of certain International Pharmaceuticals intangible assets	(135,714)
Transfer of intangible assets to Assets held for sale (NOTE 3)	(33,304)
Removal of certain fully amortized intangible assets	(30,387)
Effect of currency translation	33,127
December 31, 2017	$6,998,775

(2)
Includes reclassification adjustments of $442.1 million for certain developed technology intangible assets, previously classified as in-process research and development, that were placed in service during the year ended December 31, 2017, the removal of certain fully amortized intangible assets and the transfer of Somar intangible assets to Assets held for sale.

Schedule of changes in gross carrying amount of other intangible assets
Additional information on the changes in the total gross carrying amount of our other intangible assets is presented below (in thousands):

Gross Carrying Amount
December 31, 2016	$7,819,650
Impairment of certain U.S. Branded Pharmaceuticals intangible assets	(76,674)
Impairment of certain U.S. Generic Pharmaceuticals intangible assets	(577,923)
Impairment of certain International Pharmaceuticals intangible assets	(135,714)
Transfer of intangible assets to Assets held for sale (NOTE 3)	(33,304)
Removal of certain fully amortized intangible assets	(30,387)
Effect of currency translation	33,127
December 31, 2017	$6,998,775

Schedule of future amortization expense	Estimated amortization of intangibles for the five fiscal years subsequent to December 31, 2017 is as follows (in thousands):

2018	$598,603
2019	$506,857
2020	$469,339
2021	$450,854
2022	$436,811